Summary of Significant Accounting Policies (Schedule of Customers Representing Greater than Ten Percent of Accounts Receivable) (Details) - Accounts receivables [Member]	12 Months Ended
	Aug. 31, 2014		Aug. 31, 2013
Customer A [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage		[1]	37.30%
Customer B [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	59.50%		23.10%
Customer E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	25.90%			[2]
Customer F [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage		[1]	21.80%

[1]	No balance
[2]	Less than 10%